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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Marshfield Associates
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Address: 21 Dupont Circle, NW
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         Suite 500
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         Washington, DC 20036
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Form 13F File Number:  28-03998
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Julie Stapel
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Title: General Counsel
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Phone: (202) 828-6200
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Signature, Place, and Date of Signing:

/s/ Julie Stapel           Washington, DC                November 14, 2006
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[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                                                       Marshfield Associates
                                                              FORM 13F
                                                             30-Sep-06

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                                                                                                                     COLUMN 8
COLUMN 1                        COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5             COLUMN 6   COLUMN 7     VOTING AUTHORITY
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NAME OF                         TITLE OF                 VALUE      SHRS OR SH/   PUT/  INVESTMENT   OTHER
 ISSUER                          CLASS       CUSIP      [x$1000]    PRN AMT PRN   CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
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
American Express Company          COM      025816109        7313     130400  SH         Sole                 130400
Berkshire Hathaway Class A        COM      084670108       25770        269  SH         Sole                    269
Berkshire Hathaway Class B        COM      084670207       37931      11950  SH         Sole                  11950
Citigroup                         COM      172967101      103657    2086918  SH         Sole                2086918
Fairfax Financial Hldgs LTD       COM      303901102        6131      47118  SH         Sole                  47118
Fannie Mae                        COM      313586109        2223      39752  SH         Sole                  39752
First Data Corp                   COM      319963104         311       7416  SH         Sole                   7416
Freddie Mac                       COM      313400301       11441     172490  SH         Sole                 172490
General Electric Company          COM      369604103         616      17444  SH         Sole                  17444
HomeFed Corp                      COM      43739D307        1934      28860  SH         Sole                  28860
Johnson & Johnson                 COM      478160104       10702     164802  SH         Sole                 164802
Legg Mason Inc                    COM      524901105       46129     457361  SH         Sole                 457361
Leucadia National Corporation     COM      527288104       39535    1510690  SH         Sole                1510690
MDC Holdings                      COM      552676108       39995     861023  SH         Sole                 861023
Marsh & McLennan                  COM      571748102       32305    1147618  SH         Sole                1147618
Martin Marietta Materials         COM      573284106       61516     726971  SH         Sole                 726971
Merrill Lynch & Co., Inc.         COM      590188108        3406      43540  SH         Sole                  43540
Microsoft Corporation             COM      594918104         444      16248  SH         Sole                  16248
Mohawk Industries                 COM      608190104      102291    1373958  SH         Sole                1373958
Montpelier Re Holdings Ltd        COM      G62185106       18674     963071  SH         Sole                 963071
Nike Inc Cl B                     COM      654106103         284       3240  SH         Sole                   3240
Odyssey Re Holdings               COM      67612W108      141606    4192016  SH         Sole                4192016
Old Republic Int'l Corp           COM                       1079      48721  SH         Sole                  48721
PepsiCo, Inc.                     COM      713448108         228       3500  SH         Sole                   3500
Pfizer Inc.                       COM      717081103        5627     198410  SH         Sole                 198410
Pitney Bowes Inc                  COM      724479100        1202      27100  SH         Sole                  27100
State Street Corp                 COM      857477103         686      11000  SH         Sole                  11000
Student Loan Corp                 COM      863902102         405       2106  SH         Sole                   2106
Vulcan Materials Co               COM      929160109         211       2700  SH         Sole                   2700
Wal-Mart Stores, Inc.             COM      931142103       90319    1831285  SH         Sole                1831285
Washington Post Co Cl B           COM      939640108        3117       4229  SH         Sole                   4229
Wells Fargo & Company             COM      949746101       63110    1744331  SH         Sole                1744331
White Mountains Insurance Group   COM      G9618E107      118894     239243  SH         Sole                 239243
YUM! Brands Inc                   COM      988498101      105432    2025590  SH         Sole                2025590
REPORT SUMMARY                    34 DATA RECORDS        1084526              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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